Schedule of Investments(a)
May 31, 2020
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–62.03%
Advertising–0.47%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$4,439,000	$4,705,691
Omnicom Group, Inc./Omnicom Capital, Inc., 3.63%, 05/01/2022	4,995,000	5,255,848
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	3,791,000	4,041,841
		14,003,380
Aerospace & Defense–1.30%
BAE Systems Holdings, Inc. (United Kingdom), 2.85%, 12/15/2020(b)	4,621,000	4,649,742
Boeing Co. (The),
2.04%, 11/17/2020	9,990,000	9,886,569
2.22%, 11/17/2020	10,010,000	9,906,362
L3Harris Technologies, Inc., 3.85%, 06/15/2023	3,686,000	3,921,421
Rockwell Collins, Inc., 2.80%, 03/15/2022	5,414,000	5,566,625
Textron, Inc., 4.30%, 03/01/2024	4,114,000	4,367,413
		38,298,132
Agricultural & Farm Machinery–0.42%
CNH Industrial Capital LLC, 4.88%, 04/01/2021	3,467,000	3,517,334
John Deere Capital Corp.,
2.95%, 04/01/2022	5,000,000	5,221,656
1.20%, 04/06/2023	3,581,000	3,632,212
		12,371,202
Agricultural Products–0.39%
Archer-Daniels-Midland Co., 2.75%, 03/27/2025	706,000	761,489
Bunge Ltd. Finance Corp., 4.35%, 03/15/2024	3,883,000	4,184,225
Cargill, Inc., 1.38%, 07/23/2023(b)	6,437,000	6,549,223
		11,494,937
Airlines–0.78%
American Airlines Pass Through Trust,
Series 2016-3, Class B, 3.75%, 10/15/2025	2,269,347	1,473,645
Series 2017-2, Class B, 3.70%, 10/15/2025	2,409,318	1,493,676
Series 2019-1, Class B, 3.85%, 02/15/2028	4,172,308	2,494,708
Avianca Holdings S.A. (Colombia), 9.00%, 05/10/2023(b)(c)	1,757,000	288,807
British Airways Pass Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	2,478,000	1,921,973
Delta Air Lines Pass Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	1,852,000	1,611,021
Series 2019-1, Class AA, 3.20%, 04/25/2024	3,568,000	3,379,745
Principal Amount		Value
Airlines–(continued)
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class B, 7.50%, 11/10/2023(b)	$6,111,072	$3,697,198
Southwest Airlines Co., 4.75%, 05/04/2023	1,173,000	1,189,832
United Airlines Pass Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/2025	2,736,433	1,772,115
Series 2018-1, Class B, 4.60%, 03/01/2026	3,249,403	2,177,680
Series 2019-2, Class B, 3.50%, 05/01/2028	2,513,000	1,635,120
		23,135,520
Apparel Retail–0.65%
Gap, Inc. (The), 5.95%, 04/12/2021	3,773,000	3,920,147
L Brands, Inc., 5.63%, 02/15/2022	3,185,000	3,112,462
Ross Stores, Inc.,
3.38%, 09/15/2024	2,568,000	2,705,792
4.60%, 04/15/2025	8,456,000	9,443,577
		19,181,978
Apparel, Accessories & Luxury Goods–0.11%
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	3,232,000	3,296,979
Asset Management & Custody Banks–0.25%
Ameriprise Financial, Inc.,
3.00%, 03/22/2022	3,000,000	3,116,652
3.00%, 04/02/2025	1,497,000	1,610,351
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)(d)	3,035,000	2,728,092
		7,455,095
Automobile Manufacturers–5.34%
American Honda Finance Corp., 1.12% (3 mo. USD LIBOR + 0.35%), 06/11/2021(d)	6,094,000	6,094,000
BMW Finance N.V. (Germany), 2.40%, 08/14/2024(b)	5,547,000	5,626,088
Ford Motor Credit Co. LLC,
5.09%, 01/07/2021	4,392,000	4,364,550
2.19%, (3 mo. USD LIBOR + 0.88%), 10/12/2021(d)	6,243,000	5,867,681
3.81%, 10/12/2021	6,654,000	6,504,285
5.60%, 01/07/2022	4,592,000	4,603,480
3.09%, 01/09/2023	3,285,000	3,119,929
5.58%, 03/18/2024	4,927,000	4,919,363
4.06%, 11/01/2024	1,000,000	943,750
General Motors Financial Co., Inc.,
2.17%, (3 mo. USD LIBOR + 0.85%), 04/09/2021(d)	2,420,000	2,357,028
3.20%, 07/06/2021	2,613,000	2,614,858
4.20%, 11/06/2021	9,339,000	9,478,755
3.95%, 04/13/2024	5,734,000	5,761,573

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Harley-Davidson Financial Services, Inc., 3.35%, 02/15/2023(b)	$6,471,000	$6,508,841
Hyundai Capital America,
3.95%, 02/01/2022(b)	16,000,000	16,270,070
3.10%, 04/05/2022(b)	6,011,000	6,049,690
2.85%, 11/01/2022(b)	6,667,000	6,669,904
2.38%, 02/10/2023(b)	6,000,000	5,930,877
5.75%, 04/06/2023(b)	7,402,000	7,882,344
4.30%, 02/01/2024(b)	6,601,000	6,759,804
2.65%, 02/10/2025(b)	7,935,000	7,495,264
5.88%, 04/07/2025(b)	6,208,000	6,784,349
Toyota Motor Corp. (Japan), 2.36%, 07/02/2024	3,697,000	3,874,295
Toyota Motor Credit Corp.,
0.46%, (SOFR + 0.40%), 10/23/2020(d)	10,000,000	9,987,191
3.00%, 04/01/2025	3,932,000	4,278,796
Volkswagen Group of America Finance LLC (Germany),
1.37%, (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(d)	2,867,000	2,822,679
4.00%, 11/12/2021(b)	3,783,000	3,901,198
		157,470,642
Automotive Retail–0.44%
Advance Auto Parts, Inc., 4.50%, 12/01/2023	3,602,000	3,854,806
AutoNation, Inc., 3.35%, 01/15/2021	4,000,000	4,017,067
AutoZone, Inc., 3.63%, 04/15/2025	4,557,000	5,010,143
		12,882,016
Biotechnology–2.07%
AbbVie, Inc.,
3.38%, 11/14/2021	6,061,000	6,310,048
2.15%, 11/19/2021(b)	21,785,000	22,203,225
2.30%, 11/21/2022(b)	6,030,000	6,229,616
3.85%, 06/15/2024(b)	7,600,000	8,314,382
2.60%, 11/21/2024(b)	13,231,000	13,914,354
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	3,791,000	4,002,686
		60,974,311
Brewers–0.38%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
3.50%, 01/12/2024	2,957,000	3,203,120
4.15%, 01/23/2025	7,054,000	7,937,492
		11,140,612
Broadcasting–0.06%
Fox Corp.,
4.03%, 01/25/2024	1,180,000	1,298,739
3.05%, 04/07/2025	360,000	383,666
		1,682,405
Building Products–0.44%
Carrier Global Corp.,
1.92%, 02/15/2023(b)	6,403,000	6,478,101
2.24%, 02/15/2025(b)	3,169,000	3,180,802
Principal Amount		Value
Building Products–(continued)
Masco Corp., 3.50%, 04/01/2021	$3,190,000	$3,242,158
		12,901,061
Cable & Satellite–1.24%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
3.58%, 07/23/2020	19,795,000	19,796,243
4.50%, 02/01/2024	3,696,000	4,098,773
Comcast Corp., 3.30%, 04/01/2027	5,320,000	5,915,873
Time Warner Cable LLC, 4.00%, 09/01/2021	3,328,000	3,412,339
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	3,142,000	3,284,662
		36,507,890
Casinos & Gaming–0.25%
International Game Technology PLC, 6.25%, 02/15/2022(b)	3,511,000	3,590,963
Las Vegas Sands Corp., 3.20%, 08/08/2024	3,975,000	3,840,007
		7,430,970
Commodity Chemicals–0.12%
Lyondellbasell Industries N.V., 6.00%, 11/15/2021	3,323,000	3,506,411
Communications Equipment–0.14%
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	3,771,000	4,117,957
Construction Machinery & Heavy Trucks–0.28%
Caterpillar Financial Services Corp., 1.28% (3 mo. USD LIBOR + 0.28%), 09/07/2021(d)	3,250,000	3,244,776
PACCAR Financial Corp., 2.65%, 04/06/2023	1,099,000	1,149,506
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/2024	3,698,000	3,790,549
		8,184,831
Consumer Finance–0.48%
Capital One Financial Corp., 3.20%, 01/30/2023	3,882,000	4,026,705
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	1,130,000	1,045,956
Discover Bank, 2.45%, 09/12/2024	2,450,000	2,457,249
Nissan Motor Acceptance Corp., 3.88%, 09/21/2023(b)	3,698,000	3,484,248
Synchrony Financial, 4.25%, 08/15/2024	3,179,000	3,180,682
		14,194,840
Data Processing & Outsourced Services–0.49%
Fiserv, Inc., 3.80%, 10/01/2023	3,699,000	4,037,663
Global Payments, Inc., 4.00%, 06/01/2023	4,619,000	5,004,223
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Data Processing & Outsourced Services–(continued)
PayPal Holdings, Inc., 2.20%, 09/26/2022	$5,231,000	$5,409,689
		14,451,575
Department Stores–0.03%
Kohl’s Corp., 9.50%, 05/15/2025	765,000	813,995
Distillers & Vintners–0.32%
Constellation Brands, Inc., 3.75%, 05/01/2021	4,768,000	4,899,343
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(b)	4,343,000	4,629,429
		9,528,772
Diversified Banks–3.93%
Banco del Estado de Chile (Chile), 2.70%, 01/09/2025(b)	6,415,000	6,491,178
Banco do Brasil S.A. (Brazil),
8.50%(b)(e)	1,893,000	1,920,079
8.50%(b)(e)	5,000,000	5,071,525
Bank of America Corp.,
3.00%, 12/20/2023(d)	2,569,000	2,686,689
3.86%, (3 mo. USD LIBOR + 0.94%), 07/23/2024(d)	4,528,000	4,906,506
Bank of Ireland Group PLC (Ireland), 4.50%, 11/25/2023(b)	2,997,000	3,112,428
Bank of Montreal (Canada), Series E, 3.30%, 02/05/2024	3,105,000	3,335,856
Barclays Bank PLC (United Kingdom),
5.14%, 10/14/2020	1,195,000	1,211,598
10.18%, 06/12/2021(b)	6,000,000	6,493,231
Barclays PLC (United Kingdom), 1.82% (3 mo. USD LIBOR + 1.43%), 02/15/2023(d)	5,954,000	5,884,565
BBVA USA, 2.50%, 08/27/2024	3,183,000	3,154,431
Citigroup, Inc., Series V, 4.70%(d)(e)	3,790,000	3,304,406
Credit Agricole S.A. (France), 3.38%, 01/10/2022(b)	3,327,000	3,431,974
Danske Bank A/S (Denmark),
3.00%, 09/20/2022(b)	3,281,000	3,315,968
1.84%, (3 mo. USD LIBOR + 1.06%), 09/12/2023(b)(d)	5,898,000	5,692,649
3.24%, 12/20/2025(b)	1,779,000	1,819,149
Federation des caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	4,334,000	4,403,345
Global Bank Corp. (Panama), 4.50%, 10/20/2021(b)	6,500,000	6,643,000
HSBC Holdings PLC (United Kingdom), 3.95%, 05/18/2024	2,956,000	3,159,816
Industrial & Commercial Bank of China Ltd. (China), 2.96%, 11/08/2022	905,000	938,281
JPMorgan Chase & Co.,
2.78% (3 mo. USD LIBOR + 0.94%), 04/25/2023(d)	3,885,000	4,011,975
Series HH, 4.60%(e)	5,455,000	4,844,313
Series I, 4.23% (3 mo. USD LIBOR + 3.47%)(d)(e)	1,956,000	1,744,253
Series V, 4.75% (3 mo. USD LIBOR + 3.32%)(d)(e)	1,390,000	1,184,287
Lloyds Banking Group PLC (United Kingdom), 2.91% (3 mo. USD LIBOR + 0.81%), 11/07/2023(d)	3,515,000	3,617,465
Principal Amount		Value
Diversified Banks–(continued)
PNC Bank NA, 1.43% (3 mo. USD LIBOR + 0.43%), 12/09/2022(d)	$8,000,000	$7,894,245
Skandinaviska Enskilda Banken AB (Sweden), 1.43% (3 mo. USD LIBOR + 0.65%), 12/12/2022(b)(d)	5,559,000	5,551,825
Standard Chartered PLC (United Kingdom), 2.29% (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(d)	1,379,000	1,363,645
Wells Fargo & Co., 2.63%, 07/22/2022	8,412,000	8,674,991
		115,863,673
Diversified Capital Markets–0.93%
Credit Suisse AG (Switzerland),
2.80%, 04/08/2022	2,795,000	2,896,831
2.95%, 04/09/2025	2,512,000	2,701,627
Credit Suisse Group AG (Switzerland),
3.57%, 01/09/2023(b)	6,700,000	6,911,523
2.59%, (SOFR + 1.56%), 09/11/2025(b)(d)	3,699,000	3,786,263
Macquarie Group Ltd. (Australia), 3.19% (3 mo. USD LIBOR + 1.02%), 11/28/2023(b)(d)	4,342,000	4,475,002
UBS AG (Switzerland), 1.75%, 04/21/2022(b)	6,583,000	6,692,480
		27,463,726
Diversified Metals & Mining–0.10%
Anglo American Capital PLC (South Africa), 3.75%, 04/10/2022(b)	2,774,000	2,832,355
Drug Retail–0.14%
Walgreen Co., 3.10%, 09/15/2022	2,312,000	2,417,025
Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	1,524,000	1,568,713
		3,985,738
Electric Utilities–2.77%
Alabama Power Co., Series 17A, 2.45%, 03/30/2022	3,515,000	3,632,194
Alliant Energy Finance LLC, 3.75%, 06/15/2023(b)	3,696,000	3,947,964
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	3,835,000	4,142,094
Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	4,344,000	4,402,095
Enel Finance International N.V. (Italy), 2.75%, 04/06/2023(b)	5,549,000	5,730,117
Entergy Corp., 5.13%, 09/15/2020	3,235,000	3,241,311
Eversource Energy, Series N, 3.80%, 12/01/2023	3,880,000	4,246,891
Exelon Corp.,
2.85%, 06/15/2020	4,285,000	4,287,414
3.50%, 06/01/2022	7,373,000	7,670,989
Exelon Generation Co. LLC, 3.25%, 06/01/2025	4,676,000	4,846,116
FirstEnergy Corp., Series B, 4.25%, 03/15/2023	3,606,000	3,896,801
Georgia Power Co., 2.85%, 05/15/2022	3,781,000	3,912,881
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
NextEra Energy Capital Holdings, Inc.,
3.15%, 04/01/2024	$4,624,000	$4,967,316
2.75%, 05/01/2025	1,904,000	2,039,803
NextEra Energy Operating Partners L.P., 4.25%, 09/15/2024(b)	4,123,000	4,267,738
NRG Energy, Inc., 3.75%, 06/15/2024(b)	3,926,000	4,078,402
PNM Resources, Inc., 3.25%, 03/09/2021	3,698,000	3,735,739
Southern Power Co., Series E, 2.50%, 12/15/2021	3,700,000	3,801,079
Southwestern Electric Power Co., 3.55%, 02/15/2022	2,000,000	2,069,030
Vistra Operations Co. LLC, 3.55%, 07/15/2024(b)	2,772,000	2,837,693
		81,753,667
Electronic Equipment & Instruments–0.14%
FLIR Systems, Inc., 3.13%, 06/15/2021	4,205,000	4,229,468
Fertilizers & Agricultural Chemicals–0.49%
CF Industries, Inc.,
3.40%, 12/01/2021(b)	2,193,000	2,211,241
3.45%, 06/01/2023	3,244,000	3,274,380
Nutrien Ltd. (Canada),
1.90%, 05/13/2023	5,124,000	5,216,812
3.50%, 06/01/2023	3,511,000	3,707,414
		14,409,847
Financial Exchanges & Data–0.39%
Moody’s Corp.,
3.25%, 06/07/2021	5,081,000	5,218,558
2.63%, 01/15/2023	6,101,000	6,379,748
		11,598,306
Food Retail–0.40%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	2,922,000	2,946,325
Alimentation Couche-Tard, Inc. (Canada), 2.70%, 07/26/2022(b)	3,328,000	3,401,990
Kroger Co. (The),
2.95%, 11/01/2021	2,824,000	2,910,729
2.80%, 08/01/2022	2,357,000	2,463,621
		11,722,665
Footwear–0.03%
NIKE, Inc., 2.40%, 03/27/2025	689,000	739,606
Forest Products–0.15%
Georgia-Pacific LLC, 1.75%, 09/30/2025(b)	4,459,000	4,557,751
General Merchandise Stores–0.13%
Dollar Tree, Inc., 3.70%, 05/15/2023	3,695,000	3,944,456
Gold–0.14%
Newcrest Finance Pty. Ltd. (Australia), 4.45%, 11/15/2021(b)	3,370,000	3,554,813
Principal Amount		Value
Gold–(continued)
Newmont Corp., 3.70%, 03/15/2023	$565,000	$584,873
		4,139,686
Health Care Distributors–0.56%
Cardinal Health, Inc., 2.62%, 06/15/2022	4,999,000	5,133,409
McKesson Corp., 3.65%, 11/30/2020	11,340,000	11,492,882
		16,626,291
Health Care Equipment–0.56%
Becton, Dickinson and Co.,
2.40%, 06/05/2020	5,358,000	5,357,483
3.36%, 06/06/2024	4,620,000	4,984,872
Zimmer Biomet Holdings, Inc., 1.80% (3 mo. USD LIBOR + 0.75%), 03/19/2021(d)	6,250,000	6,198,821
		16,541,176
Health Care Facilities–0.26%
Fresenius Medical Care US Finance II, Inc. (Germany), 4.13%, 10/15/2020(b)	3,400,000	3,406,154
HCA, Inc., 5.38%, 02/01/2025	3,756,000	4,132,708
		7,538,862
Health Care REITs–0.35%
Healthpeak Properties, Inc., 4.25%, 11/15/2023	1,733,000	1,822,527
Ventas Realty L.P., 2.65%, 01/15/2025	3,928,000	3,752,965
Welltower, Inc., 3.63%, 03/15/2024	4,623,000	4,733,469
		10,308,961
Health Care Services–1.40%
Cigna Corp.,
3.20%, 09/17/2020	24,000,000	24,169,062
3.40%, 09/17/2021	7,772,000	8,045,532
3.75%, 07/15/2023	4,755,000	5,177,322
CVS Health Corp., 2.63%, 08/15/2024	3,619,000	3,826,227
		41,218,143
Homebuilding–0.36%
D.R. Horton, Inc., 4.75%, 02/15/2023	4,820,000	5,127,938
Lennar Corp.,
2.95%, 11/29/2020	2,772,000	2,778,584
4.13%, 01/15/2022	2,125,000	2,161,603
Toll Brothers Finance Corp., 4.88%, 11/15/2025	502,000	530,290
		10,598,415
Hotels, Resorts & Cruise Lines–0.55%
Marriott International, Inc.,
Series Y, 0.95% (3 mo. USD LIBOR + 0.60%), 12/01/2020(d)	8,718,000	8,610,644
3.25%, 09/15/2022	3,791,000	3,786,006
Royal Caribbean Cruises Ltd., 5.25%, 11/15/2022	4,616,000	3,834,876
		16,231,526
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Housewares & Specialties–0.07%
Newell Brands, Inc., 4.35%, 04/01/2023	$2,132,000	$2,201,290
Industrial Machinery–0.30%
Fortive Corp., 2.35%, 06/15/2021	4,714,000	4,757,933
nVent Finance S.a.r.l. (United Kingdom), 3.95%, 04/15/2023	4,000,000	4,064,426
		8,822,359
Insurance Brokers–0.10%
Marsh & McLennan Cos., Inc., 3.88%, 03/15/2024	2,665,000	2,927,759
Integrated Oil & Gas–2.52%
Exxon Mobil Corp.,
1.57%, 04/15/2023	16,064,000	16,506,855
2.99%, 03/19/2025	5,582,000	6,117,502
Occidental Petroleum Corp.,
Series 1, 4.10%, 02/01/2021	13,994,000	13,784,090
4.85%, 03/15/2021	4,986,000	4,911,210
2.60%, 08/13/2021	4,581,000	4,434,408
2.90%, 08/15/2024	5,547,000	4,437,600
Saudi Arabian Oil Co. (Saudi Arabia),
2.75%, 04/16/2022(b)	14,633,000	14,938,122
2.88%, 04/16/2024(b)	8,952,000	9,283,459
		74,413,246
Integrated Telecommunication Services–0.67%
AT&T, Inc.,
2.45%, 06/30/2020	4,426,000	4,426,075
3.60%, 02/17/2023	6,101,000	6,488,228
1.96%, (3 mo. USD LIBOR + 1.18%), 06/12/2024(d)	2,732,000	2,676,924
Telefonica Emisiones S.A.U. (Spain), 4.57%, 04/27/2023	5,642,000	6,137,672
		19,728,899
Interactive Media & Services–0.58%
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(b)	4,039,000	4,181,102
3.28%, 04/11/2024(b)	10,000,000	10,567,918
1.81%, 01/26/2026(b)	2,242,000	2,256,039
		17,005,059
Internet & Direct Marketing Retail–0.23%
QVC, Inc.,
5.13%, 07/02/2022	5,427,000	5,447,351
4.75%, 02/15/2027	1,475,000	1,412,313
		6,859,664
Internet Services & Infrastructure–0.24%
Leidos, Inc.,
2.95%, 05/15/2023(b)	3,077,000	3,200,572
3.63%, 05/15/2025(b)	1,227,000	1,322,620
VeriSign, Inc.,
5.25%, 04/01/2025	1,858,000	2,045,928
4.75%, 07/15/2027	583,000	610,223
		7,179,343
Investment Banking & Brokerage–1.54%
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	4,519,000	4,676,266
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The), 2.91% (3 mo. USD LIBOR + 1.05%), 06/05/2023(d)	$4,620,000	$4,750,507
Morgan Stanley,
2.75%, 05/19/2022	5,175,000	5,375,701
0.95%, (SOFR + 0.83%), 06/10/2022(d)	30,000,000	29,639,014
National Securities Clearing Corp., 1.50%, 04/23/2025(b)	845,000	857,196
		45,298,684
IT Consulting & Other Services–0.36%
DXC Technology Co., 4.25%, 04/15/2024	4,624,000	4,877,651
Leidos Holdings, Inc., 4.45%, 12/01/2020	5,728,000	5,750,368
		10,628,019
Leisure Products–0.13%
Hasbro, Inc., 2.60%, 11/19/2022	3,860,000	3,957,817
Life & Health Insurance–2.05%
AIG Global Funding, 2.70%, 12/15/2021(b)	7,047,000	7,232,648
Athene Global Funding, 2.95%, 11/12/2026(b)	5,573,000	5,563,222
New York Life Global Funding, 2.01% (3 mo. USD LIBOR + 0.28%), 01/10/2023(b)(d)	35,000,000	34,324,770
Protective Life Global Funding, 2.16%, 09/25/2020(b)	5,000,000	5,028,077
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024(b)	8,350,000	8,392,966
		60,541,683
Managed Health Care–0.39%
Humana, Inc., 2.90%, 12/15/2022	3,835,000	4,021,452
UnitedHealth Group, Inc., 2.38%, 08/15/2024	7,000,000	7,448,162
		11,469,614
Marine Ports & Services–0.06%
Adani Abbot Point Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(b)	1,916,000	1,636,671
Metal & Glass Containers–0.03%
Ball Corp., 4.88%, 03/15/2026	846,000	933,083
Movies & Entertainment–0.14%
Netflix, Inc., 5.50%, 02/15/2022	3,852,000	4,050,667
Multi-line Insurance–0.06%
American International Group, Inc., 2.50%, 06/30/2025	1,586,000	1,642,460
Multi-Utilities–1.47%
Ameren Corp., 2.50%, 09/15/2024	2,585,000	2,750,478
CenterPoint Energy, Inc., 2.50%, 09/01/2024	9,432,000	9,798,344
Dominion Energy, Inc.,
2.72%, 08/15/2021(f)	8,214,000	8,355,576
3.07%, 08/15/2024(f)	4,622,000	4,914,153
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Multi-Utilities–(continued)
DTE Energy Co., Series C, 2.53%, 10/01/2024	$4,809,000	$4,976,172
NiSource, Inc., 3.85%, 02/15/2023	3,500,000	3,689,176
PSEG Power LLC, 3.85%, 06/01/2023	3,695,000	3,987,539
WEC Energy Group, Inc., 3.10%, 03/08/2022	4,620,000	4,773,692
		43,245,130
Office REITs–0.16%
SL Green Operating Partnership L.P., 1.37% (3 mo. USD LIBOR + 0.98%), 08/16/2021(d)	5,000,000	4,852,407
Oil & Gas Equipment & Services–0.14%
Schlumberger Holdings Corp., 3.75%, 05/01/2024(b)	3,885,000	4,083,088
Oil & Gas Exploration & Production–0.45%
Canadian Natural Resources Ltd. (Canada), 2.95%, 01/15/2023	3,836,000	3,923,485
Cimarex Energy Co., 4.38%, 06/01/2024	3,694,000	3,747,669
Continental Resources, Inc., 5.00%, 09/15/2022	3,778,000	3,610,635
EQT Corp., 3.00%, 10/01/2022	2,157,000	2,090,942
		13,372,731
Oil & Gas Refining & Marketing–0.42%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.30%, 05/01/2023(b)	3,700,000	3,858,363
Phillips 66,
0.96%, (3 mo. USD LIBOR + 0.60%), 02/26/2021(d)	7,864,000	7,837,361
3.70%, 04/06/2023	776,000	829,728
		12,525,452
Oil & Gas Storage & Transportation–3.31%
Enbridge, Inc. (Canada), 2.90%, 07/15/2022	4,622,000	4,756,210
Energy Transfer Operating L.P.,
4.25%, 03/15/2023	2,921,000	3,032,703
5.88%, 01/15/2024	3,787,000	4,140,922
2.90%, 05/15/2025	4,079,000	4,077,791
Enterprise Products Operating LLC,
3.50%, 02/01/2022	5,000,000	5,222,198
Series D, 4.88%, 08/16/2077(d)	8,270,000	7,252,749
EQM Midstream Partners L.P., 4.75%, 07/15/2023	3,695,000	3,662,318
Kinder Morgan, Inc., 3.15%, 01/15/2023	3,142,000	3,280,810
MPLX L.P.,
1.90%, (3 mo. USD LIBOR + 0.90%), 09/09/2021(d)	7,864,000	7,612,352
2.10%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(d)	7,522,000	7,105,301
3.50%, 12/01/2022	5,543,000	5,591,881
ONEOK Partners L.P., 4.90%, 03/15/2025	4,160,000	4,361,442
ONEOK, Inc., 5.85%, 01/15/2026	3,715,000	4,109,904
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Plains All American Pipeline L.P./PAA Finance Corp.,
5.00%, 02/01/2021	$3,300,000	$3,318,139
3.85%, 10/15/2023	3,884,000	3,911,823
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.25%, 11/15/2023	4,063,000	3,982,939
TC Pipelines L.P., 4.65%, 06/15/2021	2,600,000	2,647,432
Western Midstream Operating L.P.,
2.16%, (3 mo. USD LIBOR + 0.85%), 01/13/2023(d)	4,411,000	3,860,631
3.10%, 02/01/2025	3,229,000	3,021,117
Williams Cos., Inc. (The),
4.13%, 11/15/2020	8,233,000	8,255,861
3.35%, 08/15/2022	4,437,000	4,585,633
		97,790,156
Other Diversified Financial Services–0.71%
Daimler Finance North America LLC, 2.70%, 06/14/2024(b)	5,270,000	5,283,478
Equitable Holdings, Inc., 3.90%, 04/20/2023	4,624,000	4,885,701
ERAC USA Finance LLC, 2.60%, 12/01/2021(b)	5,083,000	5,137,094
USAA Capital Corp.,
2.45%, 08/01/2020(b)	2,000,000	2,006,495
1.50%, 05/01/2023(b)	3,698,000	3,766,258
		21,079,026
Packaged Foods & Meats–0.67%
Conagra Brands, Inc., 4.30%, 05/01/2024	3,792,000	4,199,547
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(b)	3,700,000	3,867,295
Mondelez International, Inc.,
2.13%, 04/13/2023	1,484,000	1,533,906
3.63%, 05/07/2023	5,920,000	6,389,106
Smithfield Foods, Inc., 3.35%, 02/01/2022(b)	3,697,000	3,663,733
		19,653,587
Paper Packaging–0.21%
Graphic Packaging International LLC, 4.75%, 04/15/2021	1,811,000	1,838,165
Packaging Corp. of America, 3.65%, 09/15/2024	3,240,000	3,475,574
Sealed Air Corp., 5.50%, 09/15/2025(b)	938,000	1,021,149
		6,334,888
Paper Products–0.12%
Domtar Corp., 4.40%, 04/01/2022	3,514,000	3,582,655
Pharmaceuticals–1.57%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	5,174,000	5,585,789
Bristol-Myers Squibb Co.,
2.88%, 02/19/2021(b)	3,500,000	3,564,275
2.60%, 05/16/2022(b)	10,690,000	11,139,344
3.25%, 02/20/2023(b)	5,000,000	5,341,788
2.90%, 07/26/2024(b)	3,927,000	4,244,311
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Elanco Animal Health, Inc., 5.02%, 08/28/2023	$3,697,000	$3,922,583
GlaxoSmithKline Capital PLC (United Kingdom), 2.88%, 06/01/2022	4,214,000	4,406,226
Mylan, Inc., 3.13%, 01/15/2023(b)	3,836,000	3,909,356
Takeda Pharmaceutical Co. Ltd. (Japan), 4.40%, 11/26/2023	3,787,000	4,211,555
		46,325,227
Regional Banks–2.57%
Citizens Bank N.A., 2.65%, 05/26/2022	3,881,000	3,980,469
Citizens Financial Group, Inc., Series A, 5.33%(e)	3,900,000	3,311,978
Fifth Third Bancorp, 1.63%, 05/05/2023	4,194,000	4,273,401
First Horizon National Corp., 3.50%, 12/15/2020	3,175,000	3,202,408
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	750,000	804,811
Huntington Bancshares, Inc., 2.63%, 08/06/2024	3,236,000	3,367,554
KeyBank N.A., 2.50%, 11/22/2021	4,023,000	4,122,620
M&T Bank Corp., 3.55%, 07/26/2023	1,530,000	1,654,523
PNC Financial Services Group, Inc. (The), 3.50%, 01/23/2024	3,545,000	3,862,537
Santander Holdings USA, Inc., 3.50%, 06/07/2024	3,153,000	3,282,931
Synovus Financial Corp.,
3.13%, 11/01/2022	2,040,000	2,054,270
5.75%, (3 mo. USD LIBOR + 4.18%), 12/15/2025(d)	7,885,000	7,815,178
Truist Bank,
1.25%, 03/09/2023	9,640,000	9,719,140
3.20%, 04/01/2024	3,144,000	3,393,493
3.69%, (3 mo. USD LIBOR + 0.74%), 08/02/2024(d)	3,420,000	3,689,628
Zions Bancorporation N.A.,
3.50%, 08/27/2021	9,550,000	9,705,432
3.35%, 03/04/2022	7,611,000	7,705,662
		75,946,035
Restaurants–0.27%
Aramark Services, Inc., 5.00%, 04/01/2025(b)	3,034,000	3,058,621
McDonald’s Corp., 3.30%, 07/01/2025	831,000	919,030
Starbucks Corp., 1.30%, 05/07/2022	4,000,000	4,054,600
		8,032,251
Retail REITs–0.16%
Digital Realty Trust L.P., 2.75%, 02/01/2023	4,530,000	4,642,596
Semiconductors–1.33%
Analog Devices, Inc., 2.50%, 12/05/2021	4,825,000	4,956,392
Broadcom, Inc.,
2.25%, 11/15/2023(b)	4,495,000	4,569,284
3.46%, 09/15/2026(b)	11,771,000	12,105,736
Principal Amount		Value
Semiconductors–(continued)
Marvell Technology Group Ltd., 4.20%, 06/22/2023	$3,695,000	$3,910,051
Microchip Technology, Inc., 4.33%, 06/01/2023	3,694,000	3,872,146
NXP B.V./NXP Funding LLC (Netherlands),
4.13%, 06/01/2021(b)	5,000,000	5,147,400
4.63%, 06/01/2023(b)	4,387,000	4,733,124
		39,294,133
Soft Drinks–0.38%
Keurig Dr Pepper, Inc.,
3.55%, 05/25/2021	4,604,000	4,735,945
4.06%, 05/25/2023	6,046,000	6,594,323
		11,330,268
Specialized Consumer Services–0.13%
Service Corp. International, 5.38%, 05/15/2024	3,831,000	3,927,177
Specialized Finance–0.06%
Park Aerospace Holdings Ltd. (Ireland), 5.25%, 08/15/2022(b)	2,000,000	1,766,829
Specialized REITs–0.85%
American Tower Corp., 3.00%, 06/15/2023	4,767,000	5,043,241
Equinix, Inc., 2.63%, 11/18/2024	11,850,000	12,534,989
GLP Capital L.P./GLP Financing II, Inc., 3.35%, 09/01/2024	3,698,000	3,424,329
Weyerhaeuser Co., 3.25%, 03/15/2023	3,883,000	3,986,389
		24,988,948
Specialty Chemicals–0.63%
Celanese US Holdings LLC, 3.50%, 05/08/2024	3,700,000	3,867,612
DuPont de Nemours, Inc., 4.21%, 11/15/2023	3,049,000	3,319,246
International Flavors & Fragrances, Inc., 3.40%, 09/25/2020	3,000,000	3,011,147
PolyOne Corp., 5.25%, 03/15/2023	3,767,000	4,062,050
PPG Industries, Inc., 2.40%, 08/15/2024	3,976,000	4,189,321
		18,449,376
Steel–1.10%
ArcelorMittal S.A. (Luxembourg), 3.60%, 07/16/2024	3,881,000	3,820,642
POSCO (South Korea),
2.38%, 01/17/2023(b)	9,145,000	9,236,810
2.50%, 01/17/2025(b)	4,990,000	5,135,581
Steel Dynamics, Inc., 5.50%, 10/01/2024	13,794,000	14,157,742
		32,350,775
Systems Software–0.34%
Oracle Corp., 2.50%, 04/01/2025	3,455,000	3,679,738
VMware, Inc., 2.95%, 08/21/2022	6,285,000	6,485,550
		10,165,288
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Technology Distributors–0.05%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/2025	$1,386,000	$1,436,513
Technology Hardware, Storage & Peripherals–0.45%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024(b)	8,518,000	8,861,042
Hewlett Packard Enterprise Co., 4.40%, 10/15/2022	4,254,000	4,557,574
		13,418,616
Tires & Rubber–0.13%
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023	3,928,000	3,832,216
Tobacco–1.08%
Altria Group, Inc.,
3.49%, 02/14/2022	7,017,000	7,320,515
4.00%, 01/31/2024	3,651,000	3,994,234
2.35%, 05/06/2025	1,549,000	1,606,413
BAT Capital Corp. (United Kingdom),
3.22%, 08/15/2024	4,899,000	5,157,876
2.79%, 09/06/2024	4,148,000	4,323,091
Imperial Brands Finance PLC (United Kingdom), 3.13%, 07/26/2024(b)	3,882,000	3,948,938
Philip Morris International, Inc.,
1.13%, 05/01/2023	3,624,000	3,668,339
1.50%, 05/01/2025	1,934,000	1,975,316
		31,994,722
Trading Companies & Distributors–0.23%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.50%, 05/26/2022	3,665,000	3,399,629
Air Lease Corp., 2.30%, 02/01/2025	4,000,000	3,493,763
		6,893,392
Trucking–2.18%
Aviation Capital Group LLC, 1.43% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(d)	1,860,000	1,724,482
Avolon Holdings Funding Ltd. (Ireland), 3.63%, 05/01/2022(b)	2,760,000	2,458,025
DAE Funding LLC (United Arab Emirates), 4.00%, 08/01/2020(b)	2,951,000	2,939,521
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.20%, 07/15/2020(b)	2,374,000	2,374,609
3.65%, 07/29/2021(b)	21,478,000	21,844,640
3.45%, 07/01/2024(b)	5,542,000	5,762,766
4.00%, 07/15/2025(b)	4,719,000	5,061,286
Ryder System, Inc.,
2.50%, 09/01/2024	7,974,000	8,076,489
4.63%, 06/01/2025	5,716,000	6,208,893
3.35%, 09/01/2025	7,704,000	7,862,058
		64,312,769
Principal Amount		Value
Wireless Telecommunication Services–1.16%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Class A-1, 3.36%, 09/20/2021(b)	$6,638,625	$6,678,025
4.74%, 03/20/2025(b)	12,282,000	13,063,688
T-Mobile USA, Inc., 6.38%, 03/01/2025	3,512,000	3,631,109
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(b)	4,343,000	4,504,104
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024	5,888,000	6,410,468
		34,287,394
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,806,842,018)		1,830,539,791

Asset-Backed Securities–23.47%
ALM VII Ltd., Series 2012-7A, Class A1A2, 2.39% (3 mo. USD LIBOR + 1.17%), 07/15/2029(b)(d)	2,230,600	2,200,618
Alternative Loan Trust, Series 2004-8CB, Class A, 1.03% (1 mo. USD LIBOR + 0.27%), 06/25/2034(d)	129,109	128,454
American Credit Acceptance Receivables Trust,
Series 2017-4, Class C, 2.94%, 01/10/2024(b)	156,468	156,547
Series 2017-4, Class D, 3.57%, 01/10/2024(b)	3,042,000	3,073,625
Series 2018-2, Class C, 3.70%, 07/10/2024(b)	2,393,784	2,405,410
Series 2018-3, Class D, 4.14%, 10/15/2024(b)	340,000	344,500
Series 2018-4, Class C, 3.97%, 01/13/2025(b)	2,460,000	2,488,157
Series 2019-1, Class C, 3.50%, 04/14/2025(b)	1,625,000	1,630,404
Series 2019-2, Class D, 3.41%, 06/12/2025(b)	1,935,000	1,861,576
Series 2019-3, Class C, 2.76%, 09/12/2025(b)	2,145,000	2,142,691
Americold LLC Trust, Series 2010-ARTA, Class A1, 3.85%, 01/14/2029(b)	581,939	583,622
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	3,075,000	3,152,703
Series 2017-4, Class D, 3.08%, 12/18/2023	1,480,000	1,484,453
Series 2018-3, Class C, 3.74%, 10/18/2024	3,465,000	3,588,206
Series 2019-2, Class C, 2.74%, 04/18/2025	1,335,000	1,334,782
Series 2019-2, Class D, 2.99%, 06/18/2025	3,700,000	3,659,652
Series 2019-3, Class D, 2.58%, 09/18/2025	1,830,000	1,772,958
Angel Oak Mortgage Trust,
Series 2019-3, Class A1, 2.93%, 05/25/2059(b)(g)	7,506,383	7,563,636
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(g)	4,337,547	4,356,047
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Angel Oak Mortgage Trust I LLC,
Series 2018-1, Class A1, 3.26%, 04/27/2048(b)(g)	$2,417,348	$2,441,859
Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(g)	4,610,706	4,683,975
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(g)	6,298,108	6,389,682
Angel Oak Mortgage Trust LLC,
Series 2017-1, Class A1, 2.81%, 01/25/2047(b)(g)	397,270	397,435
Series 2017-3, Class A1, 2.71%, 11/25/2047(b)(g)	521,373	520,188
Apex Credit CLO Ltd., Series 2017-1A, Class AF, 3.60%, 04/24/2029(b)	3,406,934	3,409,537
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 3.85%, 05/25/2034(g)	30,721	29,846
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 4.03%, 08/25/2033(g)	66,200	62,450
Series 2005-9, Class A1, 4.27%, 10/25/2035(g)	246,911	241,893
Series 2006-1, Class A1, 3.84%, 02/25/2036(g)	545,085	534,606
Benchmark Mortgage Trust, Series 2018-B1, Class XA, 0.52%, 01/15/2051(g)	26,296,860	794,565
Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 02/20/2025(b)	435,000	423,112
Capital Lease Funding Securitization L.P., Series 1997-CTL1, Class IO, 1.45%, 06/22/2024(b)(g)	175,938	2,569
CarMax Auto Owner Trust,
Series 2017-1, Class D, 3.43%, 07/17/2023	2,345,000	2,357,432
Series 2017-4, Class D, 3.30%, 05/15/2024	1,120,000	1,127,565
Series 2018-1, Class D, 3.37%, 07/15/2024	810,000	789,950
Series 2018-3, Class A3, 3.13%, 06/15/2023	11,500,000	11,757,423
Series 2018-4, Class C, 3.85%, 07/15/2024	1,170,000	1,181,725
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.97%, 04/15/2039(b)	3,859,658	3,131,223
CCG Receivables Trust,
Series 2017-1, Class B, 2.75%, 11/14/2023(b)	2,355,000	2,355,973
Series 2018-1, Class B, 3.09%, 06/16/2025(b)	1,030,000	1,028,625
Series 2018-1, Class C, 3.42%, 06/16/2025(b)	290,000	286,267
Series 2018-2, Class C, 3.87%, 12/15/2025(b)	755,000	776,678
Series 2019-1, Class B, 3.22%, 09/14/2026(b)	2,540,000	2,477,842
Series 2019-1, Class C, 3.57%, 09/14/2026(b)	555,000	533,161
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	1,445,000	1,442,781
Series 2019-2, Class C, 2.89%, 03/15/2027(b)	695,000	691,906
Principal Amount		Value

CD Mortgage Trust, Series 2017-CD6, Class XA, 0.96%, 11/13/2050(g)	$9,069,621	$417,971
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 0.97% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(d)	5,595,453	5,497,798
Series 2017-BIOC, Class C, 1.23% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(d)	3,608,496	3,481,963
Series 2017-BIOC, Class D, 1.78% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(d)	2,204,380	2,125,901
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(g)	655,482	672,237
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(g)	8,059,929	8,223,964
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.89%, 01/25/2036(g)	462,031	427,286
CHL Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	495,770	484,204
Series 2005-JA, Class A7, 5.50%, 11/25/2035	535,604	522,602
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, 1.03%, 11/10/2046(g)	11,516,754	338,662
Series 2014-GC21, Class AAB, 3.48%, 05/10/2047	855,758	887,701
Series 2017-C4, Class XA, 1.10%, 10/12/2050(g)	23,972,240	1,290,450
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(g)	7,251,993	7,230,836
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 3.41%, 08/25/2034(g)	143,292	134,107
Series 2006-AR1, Class 1A1, 3.88%, 10/25/2035(g)	1,020,711	984,822
CNH Equipment Trust, Series 2017-C, Class B, 2.54%, 05/15/2025	750,000	753,616
COLT Mortgage Loan Trust,
Class 2020-1, Class A2, 2.69%, 02/25/2050(b)(g)	2,529,794	2,524,707
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(g)	9,948,493	10,042,863
Commercial Mortgage Trust,
Series 2012-CR5, Class XA, 1.52%, 12/10/2045(g)	11,921,200	354,202
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	635,932	657,698
CPS Auto Receivables Trust,
Series 2018-A, Class B, 2.77%, 04/18/2022(b)	193,619	193,724
Series 2018-B, Class B, 3.23%, 07/15/2022(b)	891,135	892,055
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Credit Acceptance Auto Loan Trust,
Series 2017-3A, Class C, 3.48%, 10/15/2026(b)	$2,225,000	$2,230,868
Series 2018-1A, Class C, 3.77%, 06/15/2027(b)	2,840,000	2,833,986
Series 2018-2A, Class C, 4.16%, 09/15/2027(b)	1,975,000	1,992,402
Series 2019-1A, Class B, 3.75%, 04/17/2028(b)	1,370,000	1,383,028
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, 2.24%, 02/25/2050(b)(g)	14,135,097	14,191,593
CSWF, Series 2018-TOP, Class B, 1.48% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(d)	3,665,600	3,434,299
DB Master Finance LLC, Series 2019-1A, Class A2I, 3.79%, 05/20/2049(b)	8,932,500	9,187,067
Deephaven Residential Mortgage Trust,
Series 2017-2A, Class A2, 2.61%, 06/25/2047(b)(g)	213,121	212,316
Series 2017-2A, Class A3, 2.71%, 06/25/2047(b)(g)	232,035	231,216
Series 2017-3A, Class A1, 2.58%, 10/25/2047(b)(g)	1,230,716	1,240,271
Series 2017-3A, Class A2, 2.71%, 10/25/2047(b)(g)	359,814	362,525
Series 2017-3A, Class A3, 2.81%, 10/25/2047(b)(g)	1,207,429	1,215,264
Series 2018-2A, Class A1, 3.48%, 04/25/2058(b)(g)	5,139,046	5,201,276
Deephaven Residential Mortgage Trust , Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(g)	2,986,438	2,996,180
Dell Equipment Finance Trust,
Series 2018-1, Class B, 3.34%, 06/22/2023(b)	1,040,000	1,058,677
Series 2019-1, Class C, 3.14%, 03/22/2024(b)	4,465,000	4,483,972
Series 2019-2, Class D, 2.48%, 04/22/2025(b)	1,530,000	1,537,309
Drive Auto Receivables Trust,
Series 2016-CA, Class D, 4.18%, 03/15/2024(b)	1,197,176	1,207,015
Series 2017-1, Class D, 3.84%, 03/15/2023	3,368,266	3,410,846
Series 2018-2, Class D, 4.14%, 08/15/2024	2,765,000	2,823,850
Series 2018-3, Class D, 4.30%, 09/16/2024	2,560,000	2,617,893
Series 2018-5, Class C, 3.99%, 01/15/2025	2,770,000	2,820,787
Series 2019-1, Class C, 3.78%, 04/15/2025	4,740,000	4,783,640
Series 2019-3, Class C, 2.90%, 08/15/2025	2,525,000	2,530,459
Series 2019-3, Class D, 3.18%, 10/15/2026	2,885,000	2,804,019
Principal Amount		Value

DT Auto Owner Trust,
Series 2016-4A, Class E, 6.49%, 09/15/2023(b)	$2,650,000	$2,683,323
Series 2017-1A, Class D, 3.55%, 11/15/2022(b)	1,551,101	1,560,328
Series 2017-1A, Class E, 5.79%, 02/15/2024(b)	3,680,000	3,731,613
Series 2017-2A, Class D, 3.89%, 01/15/2023(b)	976,677	984,297
Series 2017-3A, Class E, 5.60%, 08/15/2024(b)	2,400,000	2,427,604
Series 2017-4A, Class D, 3.47%, 07/17/2023(b)	2,154,563	2,171,175
Series 2017-4A, Class E, 5.15%, 11/15/2024(b)	2,785,000	2,798,872
Series 2018-2A, Class D, 4.15%, 03/15/2024(b)	1,185,000	1,208,644
Series 2018-3A, Class B, 3.56%, 09/15/2022(b)	3,390,000	3,417,479
Series 2018-3A, Class C, 3.79%, 07/15/2024(b)	1,360,000	1,373,181
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	2,890,000	2,888,104
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.30%, 04/19/2044(b)	359,227	360,228
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(b)	4,215,000	4,165,757
Series 2019-2A, Class C, 3.30%, 03/15/2024(b)	4,309,000	4,355,605
Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	3,225,000	3,105,569
Flagship Credit Auto Trust,
Series 2015-3, Class C, 4.65%, 03/15/2022(b)	2,274,803	2,285,563
Series 2016-1, Class C, 6.22%, 06/15/2022(b)	3,087,630	3,133,015
FREMF Mortgage Trust,
Series 2011-K10, Class B, 4.78%, 11/25/2049(b)(g)	4,025,000	4,043,534
Series 2012-K23, Class C, 3.66%, 10/25/2045(b)(g)	5,250,000	5,265,643
Series 2013-K25, Class C, 3.62%, 11/25/2045(b)(g)	2,362,000	2,330,340
Series 2013-K26, Class C, 3.60%, 12/25/2045(b)(g)	1,642,030	1,629,111
Series 2013-K27, Class C, 3.50%, 01/25/2046(b)(g)	530,000	529,243
Series 2013-K28, Class C, 3.49%, 06/25/2046(b)(g)	530,000	520,105
Series 2013-K29, Class C, 3.48%, 05/25/2046(b)(g)	1,915,000	1,902,364
Series 2013-K30, Class C, 3.56%, 06/25/2045(b)(g)	917,000	931,154
Series 2014-K714, Class C, 3.99%, 01/25/2047(b)(g)	5,815,000	5,805,994
Series 2014-K715, Class C, 4.13%, 02/25/2046(b)(g)	2,895,000	2,902,868
Series 2015-K721, Class B, 3.68%, 11/25/2047(b)(g)	1,150,000	1,166,916
Series 2017-K724, Class B, 3.60%, 11/25/2023(b)(g)	1,395,000	1,406,886
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Galton Funding Mortgage Trust,
Series 2018-2, Series A41, 4.50%, 10/25/2058(b)(g)	$2,814,631	$2,882,163
Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(g)	3,563,358	3,633,945
GCAT Trust,
Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(f)(g)	4,996,106	5,127,662
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(g)	8,788,933	8,777,965
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 07/15/2022(b)	681,058	682,507
GM Financial Automobile Leasing Trust,
Series 2017-3, Class C, 2.73%, 09/20/2021	131,631	131,764
Series 2018-2, Class C, 3.50%, 04/20/2022	1,730,000	1,743,615
Series 2019-1, Class D, 3.95%, 05/22/2023	4,000,000	4,081,026
GMF Floorplan Owner Revolving Trust,
Series 2018-3, Class B, 3.49%, 09/15/2022(b)	3,220,000	3,196,984
Series 2018-3, Class C, 3.68%, 09/15/2022(b)	2,725,000	2,684,767
Series 2018-4, Class B, 3.68%, 09/15/2023(b)	2,725,000	2,717,859
Series 2018-4, Class C, 3.88%, 09/15/2023(b)	3,405,000	3,344,015
Goldentree Loan Management US CLO 2 Ltd., Series 2017-2A, Class A, 2.29% (3 mo. USD LIBOR + 1.15%), 11/28/2030(b)(d)	6,022,000	5,891,813
Golub Capital Partners CLO 35(B) Ltd., Class 2017-35A, Class AR, 2.33% (3 mo. USD LIBOR + 1.19%), 07/20/2029(b)(d)	9,000,000	8,812,077
GS Mortgage Securities Trust,
Series 2012-GC6, Class A3, 3.48%, 01/10/2045	1,260,241	1,287,101
Series 2012-GC6, Class AS, 4.95%, 01/10/2045(b)	2,500,000	2,580,205
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	221,429	223,853
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	708,901	732,140
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 4.61%, 07/25/2035(g)	133,782	125,013
Hertz Vehicle Financing II L.P.,
Series 2018-1A, Class A, 3.29%, 02/25/2024(b)	3,360,000	3,251,649
Series 2019-1A, Class A, 3.71%, 03/25/2023(b)	10,063,287	9,623,313
Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	6,300,000	5,987,065
Hilton Grand Vacations Trust, Series 2019 AA, Class A, 2.34%, 07/25/2033(b)	3,886,659	3,813,647
Principal Amount		Value

Home Partners of America Trust,
Series 2018-1, Class A, 1.08% (1 mo. USD LIBOR + 0.90%), 07/17/2037(b)(d)	$1,989,512	$1,960,490
Series 2018-1, Class B, 1.28% (1 mo. USD LIBOR + 1.10%), 07/17/2037(b)(d)	2,970,000	2,845,153
Series 2018-1, Class C, 1.43% (1 mo. USD LIBOR + 1.25%), 07/17/2037(b)(d)	1,350,000	1,300,067
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 1.11% (1 mo. USD LIBOR + 0.31%), 07/25/2035(d)	73,221	72,856
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(b)(g)	7,322,770	7,406,944
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.43%, 11/15/2039(b)	5,045,238	4,240,073
ICG US CLO Ltd., Series 2016-1A, Class A1R, 1.98% (3 mo. USD LIBOR + 1.14%), 07/29/2028(b)(d)	3,000,000	2,949,650
Invitation Homes Trust,
Series 2017-SFR2, Class A, 1.03% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(d)	2,516,270	2,481,388
Series 2017-SFR2, Class B, 1.33% (1 mo. USD LIBOR + 1.15%), 12/17/2036(b)(d)	1,441,000	1,408,036
Series 2017-SFR2, Class C, 1.63% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(d)	2,758,000	2,696,598
Series 2017-SFR2, Class D, 1.98% (1 mo. USD LIBOR + 1.80%), 12/17/2036(b)(d)	2,101,916	2,022,148
Jimmy Johns Funding LLC, Series 2017-1A, Class A2I, 3.61%, 07/30/2047(b)	9,954,636	9,775,454
JOL Air Ltd., Series 2019-1, Class A, 3.97%, 04/15/2044(b)	6,049,731	5,118,416
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	2,335,000	2,483,893
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	1,497,145	1,510,585
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 3.97%, 07/25/2035(g)	348,151	335,062
Series 2018-8, Class A17, 4.00%, 01/25/2049(b)(g)	665,000	678,593
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C27, Class XA, 1.17%, 02/15/2048(g)	29,075,523	1,284,158
Series 2015-C29, Class A2, 2.92%, 05/15/2048	113,738	113,659
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 0.98% (1 mo. USD LIBOR + 0.80%), 05/15/2036(b)(d)	7,750,000	7,571,460
Series 2019-KNSQ, Class C, 1.23% (1 mo. USD LIBOR + 1.05%), 05/15/2036(b)(d)	4,250,000	4,061,470
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Lehman Structured Securities Corp., Series 2002-GE1, Class A, 07/26/2024(b)(g)	$31,963	$20,640
Master Credit Card Trust II, Series 2020-1A, Class A, 1.99%, 09/21/2024(b)	15,000,000	15,387,528
Mercedes-Benz Auto Lease Trust,
Series 2019-A, Class A2, 3.01%, 02/16/2021	944,257	945,044
Series 2019-A, Class A3, 3.10%, 11/15/2021	4,500,000	4,548,073
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 4.01% (1 mo. USD LIBOR + 0.25%), 11/25/2035(d)	703,213	668,662
Morgan Stanley BAML Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	2,235,000	2,301,127
Series 2016-C29, Class A1, 1.60%, 05/15/2049	58,096	58,070
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2, 2.98%, 07/15/2050	164,135	164,044
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A4, 4.66%, 06/15/2044(b)	1,611,002	1,652,493
Series 2017-CLS, Class A, 0.88% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(d)	8,028,000	7,795,151
Series 2017-CLS, Class B, 1.03% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(d)	3,944,000	3,819,564
Series 2017-CLS, Class C, 1.18% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(d)	2,676,000	2,579,306
Series 2017-HR2, Class XA, 0.79%, 12/15/2050(g)	8,697,387	395,432
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	4,249,575	4,112,151
MVW Owner Trust,
Series 2013-1A, Class A, 2.15%, 04/22/2030(b)	2,810,689	2,806,857
Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	3,909,508	3,867,932
Navistar Financial Dealer Note Master Owner Trust II,
Series 2018-1, Class B, 0.97% (1 mo. USD LIBOR + 0.80%), 09/25/2023(b)(d)	670,000	657,760
Series 2019-1, Class C, 1.12% (1 mo. USD LIBOR + 0.95%), 05/25/2024(b)(d)	305,000	299,512
Series 2019-1, Class D, 1.62% (1 mo. USD LIBOR + 1.45%), 05/25/2024(b)(d)	290,000	284,860
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 2.16% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(d)	7,455,000	7,326,707
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(g)	3,585,956	3,514,747
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(g)	4,925,630	4,821,122
Principal Amount		Value

OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(g)	$2,320,669	$2,399,297
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 2.40% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(d)	7,550,413	7,408,843
PPM CLO 3 Ltd. (Cayman Islands),
Series 2019-3A, Class A, 2.53% (3 mo. USD LIBOR + 1.40%), 07/17/2030(b)(d)	3,874,000	3,827,885
Series 2019-3A, Class B, 3.08% (3 mo. USD LIBOR + 1.95%), 07/17/2030(b)(d)	2,711,000	2,652,900
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	1,560,000	1,565,455
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	5,005,000	4,950,141
RALI Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	6,144	5,531
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 4.22% (Acquired 02/25/2015; Cost $4,746), 07/26/2045(b)(g)	31,535	31,791
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(g)	2,030,527	2,035,335
Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(g)	3,987,853	3,940,681
Santander Drive Auto Receivables Trust,
Series 2017-1, Class E, 5.05%, 07/15/2024(b)	4,585,000	4,694,307
Series 2017-2, Class D, 3.49%, 07/17/2023	1,640,000	1,670,427
Series 2017-3, Class D, 3.20%, 11/15/2023	3,210,000	3,258,360
Series 2018-1, Class D, 3.32%, 03/15/2024	1,195,000	1,220,155
Series 2018-2, Class D, 3.88%, 02/15/2024	2,015,000	2,049,453
Series 2018-5, Class C, 3.81%, 12/16/2024	2,895,000	2,931,487
Series 2019-2, Class D, 3.22%, 07/15/2025	2,675,000	2,668,426
Series 2019-3, Class D, 2.68%, 10/15/2025	2,230,000	2,188,050
Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(b)	4,295,000	4,329,366
Series 2019-B, Class C, 2.77%, 08/21/2023(b)	1,555,000	1,513,190
Series 2019-C, Class C, 2.39%, 11/20/2023(b)	2,845,000	2,789,028
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(g)	1,602,551	1,618,297
Series 2013-4, Class A3, 1.55%, 04/25/2043(g)	1,147,651	1,147,363
Series 2013-6, Class A2, 3.00%, 05/25/2043(g)	2,252,798	2,338,720
Series 2013-7, Class A2, 3.00%, 06/25/2043(g)	1,381,970	1,422,119
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Sierra Timeshare Receivables Funding LLC,
Series 2016-1A, Class A, 3.08%, 03/21/2033(b)	$2,473,328	$2,458,236
Series 2019-3A, Class A, 2.34%, 08/20/2036(b)	5,480,198	5,304,588
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(g)	2,890,649	2,890,715
Starwood Waypoint Homes Trust, Series 2017-1, Class D, 2.13% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(d)	7,700,000	7,526,837
Structured Asset Securities Corp., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032(g)	1,168,837	79,865
Taconic Park CLO Ltd., Series 2016-1A, Class A1R, 2.14% (3 mo. USD LIBOR + 1.00%), 01/20/2029(b)(d)	12,119,000	11,864,422
TICP CLO XV Ltd. (Cayman Islands),
Series 2020-15A, Class A, 2.92% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(d)	7,162,000	7,036,665
Series 2020-15A, Class B, 3.34% (3 mo. USD LIBOR + 1.70%), 04/20/2033(b)(d)	1,456,000	1,356,197
Towd Point Mortgage Trust,
Series 2016-3, Class A1, 2.25%, 04/25/2056(b)(g)	996,476	1,005,871
Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(g)	3,912,204	3,972,998
Triton Container Finance VI LLC, Series 2018-2A, Class A, 4.19%, 06/22/2043(b)	3,262,433	3,265,807
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, 1.01%, 11/15/2050(g)	15,054,873	660,951
United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.16%, 08/12/2024(b)	2,060,000	2,065,353
Vendee Mortgage Trust, Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025	1,065,418	14,061
Verus Securitization Trust,
Series 2018-3, Class A1, 4.11%, 10/25/2058(b)(g)	6,197,528	6,317,713
Series 2019-1, Class A1, 3.84%, 02/25/2059(b)(g)	4,988,631	5,042,999
Series 2019-2, Class A1, 3.21%, 05/25/2059(b)(g)	12,431,971	12,531,556
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(g)	11,976,980	12,040,496
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 4.19%, 10/25/2033(g)	189,025	183,651
Series 2005-AR14, Class 1A4, 3.83%, 12/25/2035(g)	69,149	65,983
Series 2005-AR16, Class 1A1, 3.74%, 12/25/2035(g)	324,868	303,358
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class A2, 2.63%, 05/15/2048	262,605	262,476
Series 2017-C42, Class XA, 0.89%, 12/15/2050(g)	12,099,631	641,767
Principal Amount		Value

Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A7, 4.00%, 11/25/2048(b)(g)	$521,548	$525,332
Wells Fargo Re-REMIC Trust, Series 2011-RR1, Class 1A, 4.81%, 09/17/2047(b)(g)	6,171,742	6,245,445
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(b)	6,912,500	6,743,351
Westlake Automobile Receivables Trust,
Series 2017-2A, Class E, 4.63%, 07/15/2024(b)	3,255,000	3,293,091
Series 2018-2A, Class C, 3.50%, 01/16/2024(b)	4,025,000	4,048,103
Series 2019-2A, Class C, 2.84%, 07/15/2024(b)	2,805,000	2,816,214
Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	3,590,000	3,594,164
WFRBS Commercial Mortgage Trust,
IO, Series 2012-C10, Class XA, 1.53%, 12/15/2045(b)(g)	3,414,870	109,638
IO, Series 2012-C6, Class XA, 2.06%, 04/15/2045(b)(g)	2,023,221	44,505
Series 2011-C3, Class XA, 1.31%, 03/15/2044(b)(g)	6,630,968	53,128
Series 2013-C16, Class B, 5.03%, 09/15/2046(g)	4,500,000	4,128,069
World Financial Network Credit Card Master Trust,
Series 2019-A, Class A, 3.14%, 12/15/2025	1,000,000	1,025,472
Series 2019-B, Class A, 2.49%, 04/15/2026	3,665,000	3,701,448
Series 2019-C, Class A, 2.21%, 07/15/2026	3,130,000	3,144,984
Total Asset-Backed Securities (Cost $701,205,783)		692,510,150
U.S. Treasury Securities–7.96%
U.S. Treasury Bills–0.12%(h)(i)
0.15% - 0.40%, 09/03/2020	3,527,000	3,525,644
U.S. Treasury Notes–7.84%
0.13%, 04/30/2022	65,182,300	65,151,746
0.13%, 05/15/2023	92,968,700	92,785,305
0.38%, 04/30/2025	56,708,400	56,908,873
0.25%, 05/31/2025	16,385,200	16,345,837
		231,191,761
Total U.S. Treasury Securities (Cost $234,552,486)		234,717,405

Agency Credit Risk Transfer Notes–1.62%
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2, 2.57% (1 mo. USD LIBOR + 2.40%), 04/25/2031(b)(d)	2,874,621	2,848,977
Series 2019-R02, Class 1M2, 2.47% (1 mo. USD LIBOR + 2.30%), 08/25/2031(b)(d)	1,384,104	1,365,037
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Fannie Mae Connecticut Avenue Securities
Series 2013-C01, Class M2, 5.42% (1 mo. USD LIBOR + 5.25%), 10/25/2023(d)	$1,903,293	$1,688,129
Series 2014-C02, Class M2, 4.57% (1 mo. USD LIBOR + 4.40%), 01/25/2024(d)	3,015,863	2,585,610
Series 2014-C02, Class 2M2, 2.77% (1 mo. USD LIBOR + 2.60%), 05/25/2024(d)	1,243,792	1,154,332
Series 2014-C02, Class 1M2, 2.77% (1 mo. USD LIBOR + 2.60%), 05/25/2024(d)	3,005,513	2,396,473
Series 2014-C03, Class 2M2, 3.07% (1 mo. USD LIBOR + 2.90%), 07/25/2024(d)	209,577	196,590
Series 2014-C03, Class 1M2, 3.17% (1 mo. USD LIBOR + 3.00%), 07/25/2024(d)	2,748,814	2,165,134
Series 2015-C01, Class 1M2, 4.47% (1 mo. USD LIBOR + 4.30%), 02/25/2025(d)	1,352,981	1,304,223
Series 2016-C01, Class 1M2, 6.92% (1 mo. USD LIBOR + 6.75%), 08/25/2028(d)	1,643,200	1,749,708
Series 2016-C02, Class 1M2, 6.17% (1 mo. USD LIBOR + 6.00%), 09/25/2028(d)	3,070,428	3,235,175
Series 2016-C05, Class 2M2, 4.62% (1 mo. USD LIBOR + 4.45%), 01/25/2029(d)	1,498,882	1,555,685
Series 2016-C06, Class 1M2, 4.42% (1 mo. USD LIBOR + 4.25%), 04/25/2029(d)	3,135,032	3,264,860
Series 2017-C01, Class 1M2, 3.72% (1 mo. USD LIBOR + 3.55%), 07/25/2029(d)	2,316,646	2,368,409
Series 2018-C03, Class 1M1, 1.17% (1 mo. USD LIBOR + 0.68%), 10/25/2030(d)	21,196	21,149
Series 2019-R03, Class 1M2, 2.32% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(d)	1,370,188	1,351,553
Principal Amount		Value

Freddie Mac
Series 2013-DN2, Class M2, STACR®, 4.74% (1 mo. USD LIBOR + 4.25%), 11/25/2023(d)	$2,544,893	$2,027,974
Series 2014-DN1, Class M2, STACR®, 2.69% (1 mo. USD LIBOR + 2.20%), 02/25/2024(d)	267,547	257,355
Series 2014-DN1, Class M3, STACR®, 4.99% (1 mo. USD LIBOR + 4.50%), 02/25/2024(d)	1,260,000	1,074,836
Series 2014-DN3, Class M3, STACR®, 4.49% (1 mo. USD LIBOR + 4.00%), 08/25/2024(d)	1,905,027	1,944,097
Series 2014-HQ2, Class M3, STACR®, 4.24% (1 mo. USD LIBOR + 3.75%), 09/25/2024(d)	3,100,000	3,131,654
Series 2014-DN4, Class M3, 5.04% (1 mo. USD LIBOR + 4.55%), 10/25/2024(d)	321,942	327,291
Series 2016-DNA2, Class M3, STACR®, 5.14% (1 mo. USD LIBOR + 4.65%), 10/25/2028(d)	996,924	1,051,662
Series 2016-DNA4, Class M2, STACR®, 1.79% (1 mo. USD LIBOR + 1.30%), 03/25/2029(d)	266,713	266,388
Series 2018-HQA1, Class M2, STACR®, 2.47% (1 mo. USD LIBOR + 2.30%), 09/25/2030(d)	1,343,640	1,264,404
Series 2018-DNA2, Class M1, STACR®, 1.29% (1 mo. USD LIBOR + 0.80%), 12/25/2030(b)(d)	1,079,611	1,075,958
Series 2018-HRP1, Class M2, STACR®, 2.14% (1 mo. USD LIBOR + 1.65%), 04/25/2043(b)(d)	2,010,904	1,931,802
Series 2018-HRP2, Class M2, STACR®, 1.74% (1 mo. USD LIBOR + 1.25%), 02/25/2047(b)(d)	2,421,872	2,348,144
Series 2018-DNA3, Class M1, STACR®, 0.92% (1 mo. USD LIBOR + 0.75%), 09/25/2048(b)(d)	112,368	112,149
Series 2018-HQA2, Class M1, STACR®, 0.92% (1 mo. USD LIBOR + 0.75%), 10/25/2048(b)(d)	1,080,740	1,077,769
Series 2019-HRP1, Class M2, STACR®, 1.89% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(d)	830,000	759,106
Total Agency Credit Risk Transfer Notes (Cost $52,338,067)		47,901,633
U.S. Government Sponsored Agency Mortgage-Backed Securities–1.40%
Collateralized Mortgage Obligations–0.84%
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 11/25/2029	927,072	171,549
6.50%, 02/25/2032 to 07/25/2032	452,663	91,177
6.00%, 12/25/2032 to 09/25/2035	1,125,417	219,322
5.50%, 11/25/2033 to 06/25/2035	859,446	160,661
0.00%, 09/25/2032(j)	36,347	34,114
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 4.50%, 11/25/2020 to 02/25/2043	$363,850	$63,803
6.53%, 02/25/2024 to 02/25/2035	1,017,832	212,469
7.72%, 11/18/2031 to 12/18/2031	243,688	53,502
7.73%, (7.90% - 1 mo. USD LIBOR), 11/25/2031(d)	48,597	10,661
7.78%, 01/25/2032 to 07/25/2032	304,916	59,033
7.82%, (8.00% - 1 mo. USD LIBOR), 03/18/2032(d)	95,193	22,428
7.93%, 03/25/2032 to 04/25/2032	134,622	31,696
6.83%, (7.00% - 1 mo. USD LIBOR), 04/25/2032(d)	90,068	18,849
7.63%, (7.80% - 1 mo. USD LIBOR), 04/25/2032(d)	47,534	10,654
7.83%, 07/25/2032 to 09/25/2032	300,446	70,004
7.92%, 12/18/2032	213,222	46,541
8.08%, 02/25/2033 to 05/25/2033	261,833	63,811
7.00%, 04/25/2033	1,286,209	315,484
5.88%, 03/25/2035 to 07/25/2038	551,491	106,454
6.58%, 03/25/2035 to 05/25/2035	443,257	74,101
6.43%, (1 mo. USD LIBOR + 6.60%), 05/25/2035(d)	239,686	40,884
3.50%, 08/25/2035	5,387,742	665,156
6.37%, (1 mo. USD LIBOR + 6.54%), 06/25/2037(d)	186,269	40,095
6.38%, (6.55% - 1 mo. USD LIBOR), 10/25/2041(d)	610,442	128,861
5.98%, (6.15% - 1 mo. USD LIBOR), 12/25/2042(d)	1,359,181	280,456
3.00%, 01/25/2021 to 11/25/2027	1,984,000	120,108
7.50%, 09/25/2022	214,061	224,870
6.50%, 06/25/2023 to 11/25/2029	178,656	198,130
1.17%, 04/25/2032	61,897	63,209
0.68%, (1 mo. USD LIBOR + 0.50%), 10/18/2032(d)	29,495	29,526
0.57%, 11/25/2033 to 03/25/2042	177,099	176,902
13.76%, (1 mo. USD LIBOR + 14.10%), 12/25/2033(d)	3,750	3,893
5.50%, 04/25/2035 to 07/25/2046	5,081,234	4,397,733
23.95%, (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(d)	107,540	182,852
23.58%, 06/25/2036	411,785	708,163
23.58%, (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(d)	58,301	96,504
5.00%, 04/25/2040 to 09/25/2047	12,570,423	2,004,715
4.00%, 03/25/2041 to 08/25/2047	4,947,398	407,396
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
0.62%, (1 mo. USD LIBOR + 0.45%), 02/25/2047(d)	$76,938	$77,109
Freddie Mac Multifamily Structured Pass Through Ctfs.,
Series KC02, Class X1, 0.50%, 03/25/2024(g)	59,709,111	782,386
Series KC03, Class X1, 0.63%, 11/25/2024(g)	37,543,999	725,181
Series K734, Class X1, 0.65%, 02/25/2026(g)	27,714,560	867,377
Series K735, Class X1, 1.10%, 05/25/2026(g)	28,609,361	1,373,879
Series K093, Class X1, 0.95%, 05/25/2029(g)	22,396,791	1,582,145
Freddie Mac REMICs,
2.33%, (COF 11 + 1.45%), 12/15/2023(d)	644,187	655,433
6.50%, 04/15/2028 to 06/15/2032	1,152,139	1,340,763
6.00%, 01/15/2029 to 04/15/2029	570,848	643,905
7.50%, 09/15/2029	82,761	97,626
8.00%, 03/15/2030	42,946	51,940
1.13%, 08/15/2031 to 01/15/2032	89,641	91,455
1.18%, 12/15/2031 to 03/15/2032	193,553	196,792
0.68%, (1 mo. USD LIBOR + 0.50%), 01/15/2033(d)	4,331	4,366
5.00%, 08/15/2035	1,965,342	2,276,434
4.00%, 06/15/2038 to 03/15/2045	2,541,669	496,615
IO, 5.82%, 03/15/2024 to 04/15/2038	456,487	42,935
3.00%, 06/15/2027 to 12/15/2027	6,622,126	406,950
2.50%, 05/15/2028	1,292,012	71,599
8.52%, 07/17/2028	84,561	9,157
7.87%, (1 mo. USD LIBOR + 8.05%), 02/15/2029(d)	260,884	51,909
7.57%, (1 mo. USD LIBOR + 7.75%), 06/15/2029(d)	233,325	40,929
7.92%, 06/15/2029 to 09/15/2029	147,491	30,059
6.52%, (6.70% - 1 mo. USD LIBOR), 01/15/2035(d)	613,366	125,086
6.57%, (6.75% - 1 mo. USD LIBOR), 02/15/2035(d)	141,702	28,641
6.54%, (6.72% - 1 mo. USD LIBOR), 05/15/2035(d)	495,873	82,502
5.97%, (6.15% - 1 mo. USD LIBOR), 07/15/2035(d)	695,209	103,284
6.82%, (7.00% - 1 mo. USD LIBOR), 12/15/2037(d)	83,159	19,638
5.89%, (6.07% - 1 mo. USD LIBOR), 05/15/2038(d)	1,096,019	229,706
6.07%, (1 mo. USD LIBOR + 6.25%), 12/15/2039(d)	214,050	42,837
5.92%, (6.10% - 1 mo. USD LIBOR), 01/15/2044(d)	2,056,658	295,253
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027	$2,933,130	$187,408
3.27%, 12/15/2027(g)	770,605	43,454
6.50%, 02/01/2028	26,597	4,054
7.00%, 09/01/2029	191,769	35,694
7.50%, 12/15/2029	77,747	15,456
6.00%, 12/15/2032	72,430	12,249
		24,747,972
Federal Home Loan Mortgage Corp. (FHLMC)–0.13%
6.50%, 04/01/2021 to 04/01/2034	116,669	131,201
6.00%, 01/01/2022 to 07/01/2024	278,187	305,804
9.00%, 08/01/2022 to 05/01/2025	3,996	4,351
8.50%, 05/01/2024 to 08/17/2026	68,920	71,280
7.00%, 10/25/2024 to 03/01/2035	1,021,222	1,173,482
7.50%, 01/01/2032 to 02/01/2032	562,773	655,766
5.00%, 07/01/2033 to 06/01/2034	325,845	369,090
5.50%, 09/01/2039	868,745	989,884
ARM, 3.50%, (6 mo. USD LIBOR + 1.62%), 07/01/2036(d)	27,533	28,479
4.09%, (1 yr. USD LIBOR + 2.07%), 02/01/2037(d)	8,881	9,516
4.08%, (1 yr. USD LIBOR + 2.01%), 01/01/2038(d)	7,491	7,559
		3,746,412
Federal National Mortgage Association (FNMA)–0.33%
5.00%, 09/01/2020 to 06/01/2022	4,447	4,684
4.50%, 12/01/2020	332	350
7.50%, 01/01/2021 to 08/01/2033	1,450,265	1,711,727
8.00%, 12/01/2022 to 07/01/2032	128,357	132,417
6.50%, 11/01/2023 to 10/01/2035	1,872,212	2,111,987
7.00%, 11/01/2025 to 08/01/2036	2,382,933	2,733,495
9.00%, 01/01/2030	38,845	39,832
8.50%, 05/01/2030 to 07/01/2032	136,472	156,982
6.00%, 06/01/2030 to 03/01/2037	2,222,789	2,566,971
5.50%, 02/01/2035 to 05/01/2036	304,924	356,263
Principal Amount		Value
Federal National Mortgage Association (FNMA)–(continued)
ARM, 4.10%, (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(d)	$19,357	$19,490
3.64%, (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(d)	50,346	52,714
3.70%, (1 yr. USD LIBOR + 1.72%), 03/01/2038(d)	11,291	11,919
		9,898,831
Government National Mortgage Association (GNMA)–0.10%
7.75%, 02/15/2021	3,022	3,033
8.00%, 02/15/2022 to 08/15/2028	12,471	12,555
7.50%, 09/15/2022 to 11/15/2026	39,323	42,257
6.50%, 07/15/2023 to 02/15/2034	621,568	690,072
7.00%, 10/15/2026 to 06/15/2032	111,287	120,252
8.50%, 07/20/2027	42,719	48,673
IO, 6.37%, (6.55% - 1 mo. USD LIBOR), 04/16/2037(d)	1,157,788	237,634
6.47%, (6.65% - 1 mo. USD LIBOR), 04/16/2041(d)	1,803,346	332,599
4.50%, 09/16/2047	3,965,938	596,849
6.02%, (6.20% - 1 mo. USD LIBOR), 10/16/2047(d)	4,771,410	839,687
		2,923,611
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $39,158,846)		41,316,826
Shares
Preferred Stocks–0.07%
Regional Banks–0.07%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd. (Cost $1,875,000)	75,000	1,980,000
Money Market Funds–3.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(k)(l)	32,567,526	32,567,526
Invesco Liquid Assets Portfolio, Institutional Class, 0.43%(k)(l)	24,438,050	24,460,044
Invesco Treasury Portfolio, Institutional Class, 0.08%(k)(l)	37,220,030	37,220,030
Total Money Market Funds (Cost $94,240,161)		94,247,600
TOTAL INVESTMENTS IN SECURITIES–99.74% (Cost $2,930,212,361)		2,943,213,405
OTHER ASSETS LESS LIABILITIES—0.26%		7,765,240
NET ASSETS–100.00%		$2,950,978,645
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
DAC	– Designated Activity Co.
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $1,194,588,253, which represented 40.48% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2020 represented less than 1% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(e)	Perpetual bond with no specified maturity date.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2020.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,406,487	$99,475,932	$(80,314,893)	$-	$-	$32,567,526	$23,219
Invesco Liquid Assets Portfolio, Institutional Class	10,882,266	71,124,134	(57,556,609)	5,998	4,255	24,460,044	39,821
Invesco Treasury Portfolio, Institutional Class	15,321,700	113,686,779	(91,788,450)	-	-	37,220,030	20,665
Total	$39,610,453	$284,286,845	$(229,659,952)	$5,998	$4,255	$94,247,600	$83,705

(l)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	5,035	September-2020	$1,111,948,281	$397,363	$397,363
U.S. Treasury 10 Year Notes	146	September-2020	20,303,125	59,003	59,003
Subtotal—Long Futures Contracts				456,366	456,366
Short Futures Contracts
Interest Rate Risk
U.S. Treasury Long Bonds	56	September-2020	(9,989,000)	(33,372)	(33,372)
U.S. Treasury 5 Year Notes	4,866	September-2020	(611,291,250)	(808,155)	(808,155)
Subtotal—Short Futures Contracts				(841,527)	(841,527)
Total Futures Contracts				$(385,161)	$(385,161)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,830,539,791	$—	$1,830,539,791
Asset-Backed Securities	—	692,510,150	—	692,510,150
U.S. Treasury Securities	—	234,717,405	—	234,717,405
Agency Credit Risk Transfer Notes	—	47,901,633	—	47,901,633
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	41,316,826	—	41,316,826
Preferred Stocks	1,980,000	—	—	1,980,000
Money Market Funds	94,247,600	—	—	94,247,600
Total Investments in Securities	96,227,600	2,846,985,805	—	2,943,213,405
Other Investments - Assets*
Futures Contracts	456,366	—	—	456,366
Other Investments - Liabilities*
Futures Contracts	(841,527)	—	—	(841,527)
Total Other Investments	(385,161)	—	—	(385,161)
Total Investments	$95,842,439	$2,846,985,805	$—	$2,942,828,244

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Short Term Bond Fund